Leases - Lessor: Net Investment in Leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Schedule Of Net Investment In Direct Financing And Sales Type Lease [Abstract]
Lease receivables	[1]	¥ 1,132,186	¥ 1,124,232
Unguaranteed residual value		33,908	29,555
Initial direct costs		1,286	1,236
Total		¥ 1,167,380	¥ 1,155,023

[1]	Some lease contracts are subject to government assistance for the customers’ acquisition of leased assets, mainly for the purpose of environmental measures. This government assistance is accounted for as a reduction of lease receivables of lease contracts when the Company and its subsidiaries confirm receipt of cash. The amount of a reduction of lease receivables were ¥31,108 million and ¥32,357 million as of March 31, 2024 and 2025, respectively. Benefits of the government assistance are attributed to the customers by the reduced lease payments. Furthermore, remaining term of government assistance contracts ranges up to 14 years and 13 years as of March 31, 2024 and 2025, respectively. And when receiving the government assistance, restrictions mainly on disposal of property and duty of keeping documents occur for a certain period of time.